Combined Statement of Stockholders' Equity - USD ($)	Total	Vyrix Pharmaceuticals [Member]	Luoxis Diagnostics [Member]	Common Stock [Member]	Common Stock [Member] Vyrix Pharmaceuticals [Member]	Common Stock [Member] Luoxis Diagnostics [Member]	Parent [Member]	Parent [Member] Vyrix Pharmaceuticals [Member]	Parent [Member] Luoxis Diagnostics [Member]	Additional Paid in Capital [Member]	Additional Paid in Capital [Member] Vyrix Pharmaceuticals [Member]	Additional Paid in Capital [Member] Luoxis Diagnostics [Member]	Accumulated Deficit [Member]
Beginning Balance at Jun. 30, 2012	$ 5,738,033						$ 7,974,768						$ (2,236,735)
Investment from Ampio in subsidiary		$ 2,320,011	$ 248,426					$ 2,320,011	$ 176,736			$ 71,690
Beginning Balance, shares at Jun. 30, 2012				0
Stock-based compensation	316,949									$ 316,949
Net loss	(2,842,512)												(2,842,512)
Issuance of common stock of Luoxis in exchange for offering costs of $985,274 (Note 6)			3,980,290			$ 103						3,980,187
Issuance of common stock of Luoxis in exchange for offering costs of $985,274 (Note 6), shares						1,026,118
Issuance of common stock of Luoxis for cash net of patents			$ 50,000			$ 1						49,999
Issuance of common stock of Luoxis for cash net of patents, shares						11,028
Issuance of Luoxis common stock						$ 440						$ (440)
Issuance of Luoxis common stock, shares						4,400,012
Ending Balance at Jun. 30, 2013	9,811,197			$ 544			$ 10,471,515			4,418,385			(5,079,247)
Ending Balance, shares at Jun. 30, 2013				5,437,158
Investment from Ampio in subsidiary		$ 637,210						637,210
Issuance of common stock in exchange for Vyrix Aquired Assets					$ 246			$ (11,108,725)			$ 11,108,479
Issuance of common stock in exchange for Vyrix Aquired Assets, shares					2,464,268
Stock-based compensation	499,690									499,690
Stock-based compensation (unaudited), shares				0
Net loss	(5,578,690)												(5,578,690)
Ending Balance at Jun. 30, 2014	5,369,407			$ 790						16,026,554			(10,657,937)
Ending Balance, shares at Jun. 30, 2014				7,901,426
Stock-based compensation (unaudited)	749,809									749,809
Stock-based compensation (unaudited), shares				0
Net loss	(5,567,960)												(5,567,960)
Ending Balance at Mar. 31, 2015	$ 551,256			$ 790						$ 16,776,363			$ (16,225,897)
Ending Balance, shares at Mar. 31, 2015				7,901,426